Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Movement in Share Options
The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

		2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	£	‘000	£
Outstanding at 1 January	21,162	2.32	23,373	3.03
Granted	9,414	2.43	11,642	1.65
Exercised	(48)	1.86	(860)	2.75
Forfeited/expired	(4,535)	2.95	(12,993)	2.96
Outstanding at 31 December	25,993	2.25	21,162	2.32
Exercisable at 31 December	1,321	2.75	1,805	3.59

Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding
The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2021 and 2020.

		2021		2020
Range of exercise prices	Weighted average remaining contractual life	Weighted average exercise price	Weighted average remaining contractual life	Weighted average exercise price
	Years	£	Years	£
£1 to £2	3	1.65	4	1.65
£2 to £3	3	2.81	2	2.81
£3 to £4	1	3.38	1	3.38
£4 to £5	1	4.02	1	4.02